Others - Financial instruments, schedule of financial instruments by category (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Financial assets	$ 170,824	$ 171,521
Total lease liabilities	722	510
Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	915	1,793
Financial assets mandatorily measured at fair value through profit and loss
Financial instruments
Financial assets	6,153	2,746
Earnout liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	158	0
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	757	1,793
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	13,337	11,702
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	125,337	127,121
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	36,300	36,000
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	8,560	7,902
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	407	352
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 220	$ 146